Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Inventory [Abstract]
Raw materials, Cost	$ 562	$ 460
Work in progress, Cost	107	25
Finished goods, Cost	570	588
Total Inventory, Cost	1,239	1,073
Raw materials, Reserves	0	(114)
Work in progress, Reserves	0	0
Finished goods, Reserves	(5)	(100)
Total Inventory, Reserves	(5)	(214)
Raw materials	562	346
Work in progress	107	25
Finished goods	565	488
Total Inventory	$ 1,234	$ 859